Going Concern (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Net loss	$ 13,476	$ (720,093)	$ (491,006)
Accumulated deficit	$ (13,476)	$ (1,224,575)	$ (504,482)